Interest Rate Derivatives and Fair Value Measurements - Additional Information (Detail) (USD $)	0 Months Ended	12 Months Ended
	Mar. 19, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Mar. 19, 2014
Derivative Instruments, Gain (Loss) [Line Items]
Nominal Value of Interest Rate Agreements	$ 277,000,000		$ 277,000,000		$ 277,000,000
Realized loss on derivative instruments	307,000
Credit facility termination date		Mar. 19, 2014
Unrealized gain / (loss) on interest rate derivatives		1,944,000	14,302,000	9,725,000
Nominal value of company's interest rate agreements qualify for hedge accounting		0
Derivative instruments fair value (liability)			$ (21,289,000)
Minimum [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Credit facility requirement for percentage of debt to be hedged		50.00%